Other income (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of other income
The Group had the following deferred income and receivable balances under these agreements:

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Receivables	875	998
Deferred income	—	164

Total	875	1,162